Allowance for Loan Losses, Allowance for Loan Losses by Loan Components (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Allowance for credit losses [Abstract]
Beginning balance	$ 3,554,664	$ 3,375,350
Charge-offs	(565,661)	(316,971)
Recoveries	395,460	284,422
Provision	242,445	211,863
Ending balance	3,626,908	3,554,664
Ending balance: individually evaluated for impairment	45,014	377,914
Ending balance: collectively evaluated for impairment	3,581,894	3,176,750
Loans Receivables [Abstract]
Ending balance	201,367,383	193,032,358
Ending balance: individually evaluated for impairment	5,897,385	4,874,132
Ending balance: collectively evaluated for impairment	195,469,998	188,158,226
Real Estate [Member] | Construction & Development [Member]
Allowance for credit losses [Abstract]
Beginning balance	160,100	73,000
Charge-offs	0	0
Recoveries	0	0
Provision	(9,700)	87,100
Ending balance	150,400	160,100
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	150,400	160,100
Loans Receivables [Abstract]
Ending balance	9,669,380	10,061,249
Ending balance: individually evaluated for impairment	11,061	13,536
Ending balance: collectively evaluated for impairment	9,658,319	10,047,713
Real Estate [Member] | 1-4 Family Residential [Member]
Allowance for credit losses [Abstract]
Beginning balance	798,199	617,629
Charge-offs	(224,524)	(102,168)
Recoveries	3,437	1,463
Provision	213,088	281,275
Ending balance	790,200	798,199
Ending balance: individually evaluated for impairment	0	97,799
Ending balance: collectively evaluated for impairment	790,200	700,400
Loans Receivables [Abstract]
Ending balance	43,830,689	41,824,806
Ending balance: individually evaluated for impairment	966,420	574,078
Ending balance: collectively evaluated for impairment	42,864,269	41,250,728
Real Estate [Member] | Nonfarm, Nonresidential [Member]
Allowance for credit losses [Abstract]
Beginning balance	1,067,315	753,050
Charge-offs	(8,481)	(1,778)
Recoveries	1,230	80,630
Provision	(39,664)	235,413
Ending balance	1,020,400	1,067,315
Ending balance: individually evaluated for impairment	0	117,215
Ending balance: collectively evaluated for impairment	1,020,400	950,100
Loans Receivables [Abstract]
Ending balance	82,595,636	74,275,793
Ending balance: individually evaluated for impairment	2,640,143	2,658,938
Ending balance: collectively evaluated for impairment	79,955,493	71,616,855
Commercial and Industrial [Member]
Allowance for credit losses [Abstract]
Beginning balance	1,301,900	1,708,962
Charge-offs	(198,523)	(146,444)
Recoveries	357,067	160,418
Provision	(98,630)	(421,036)
Ending balance	1,361,814	1,301,900
Ending balance: individually evaluated for impairment	45,014	162,900
Ending balance: collectively evaluated for impairment	1,316,800	1,139,000
Loans Receivables [Abstract]
Ending balance	51,930,870	56,602,425
Ending balance: individually evaluated for impairment	2,268,676	1,399,469
Ending balance: collectively evaluated for impairment	49,662,194	55,202,956
Consumer [Member]
Allowance for credit losses [Abstract]
Beginning balance	158,750	181,309
Charge-offs	(134,133)	(66,581)
Recoveries	33,726	41,911
Provision	119,551	2,111
Ending balance	177,894	158,750
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	177,894	158,750
Loans Receivables [Abstract]
Ending balance	4,532,179	4,997,023
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	4,532,179	4,997,023
Other [Member]
Allowance for credit losses [Abstract]
Beginning balance	68,400	41,400
Charge-offs	0	0
Recoveries	0	0
Provision	57,800	27,000
Ending balance	126,200	68,400
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	126,200	68,400
Loans Receivables [Abstract]
Ending balance	8,808,629	5,271,062
Ending balance: individually evaluated for impairment	11,085	228,111
Ending balance: collectively evaluated for impairment	$ 8,797,544	$ 5,042,951